Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Entity Registrant Name	CAMBRIDGE HEART INC
Entity Central Index Key	0000913443
Entity Filer Category	Smaller Reporting Company